CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (61,476,392)	$ (8,477,982)	¥ 94,289,395	¥ (25,866,828)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	3,683,586	507,990	3,339,868	3,150,789
Loss (gain) from disposal of equipment	(12,782)	(1,763)	48,628	19,590
Gain in fair value changes of warrants liability	(6,116,000)	(843,435)	(174,485,575)	(35,365,792)
Amortization of offering cost of warrants	1,483,306	204,557	0	12,584,024
Allowance for (net recovery of) credit losses	(9,038,985)	(1,246,533)	(658,823)	8,191,247
Allowance for slow moving inventories	484,644	66,835	266,285	654,673
Impairment loss of property and equipment and other long-lived assets	1,009,124	139,165	0	768,312
Impairment loss on goodwill and intangible assets	9,980,002	1,376,305	2,266,893	0
Amortization of right of use assets	3,252,066	448,480	3,138,518	1,866,803
Restricted shares issued for management and employees	26,191,707	3,612,002	39,263,485	6,140,037
Restricted shares issued for services	5,805,840	800,662	8,935,919	0
Remeasurement gain of previously held equity interests in connection with step acquisition			0	(979,254)
Loss (income) from investment in unconsolidated entity	0	0	(15,411)	266,707
Deferred tax benefit			(624,087)	(425,913)
Interest expenses related to convertible notes			0	430,416
Accrued interest income from loans to third parties	(7,997,961)	(1,102,969)	(270,563)	0
Accrued interest income from short-term investment	(2,901,955)	(400,198)	0	0
Changes in operating assets and liabilities:
Notes receivable	7,085,917	977,193	(4,522,674)	(2,124,748)
Accounts receivable	(495,784)	(68,372)	3,811,866	18,326,410
Accounts receivable-related party			0	3,409,912
Inventories	(2,373,013)	(327,253)	(689,291)	(2,502,263)
Other receivables	(1,307,694)	(180,339)	285,786	(338,468)
Other receivables-related parties	(64,122)	(8,843)	0	0
Purchase advances	(2,575,198)	(355,136)	865,430	(899,371)
Contract costs	(14,236,539)	(1,963,309)	15,422,513	(21,944,876)
Prepaid expense	70,164	9,676	(274,215)	143,354
Prepaid expense - related parties	275,000	37,924	158,000	(433,000)
Operating lease liabilities	(3,061,303)	(422,173)	(1,594,702)	(2,762,949)
Accounts payable	(1,710,898)	(235,944)	(5,523,938)	(2,109,944)
Other payables	2,270,104	313,062	(6,329,042)	5,685,188
Other payables-related parties	352,260	48,579	969,468	(2,577,610)
Contract liabilities	641,087	88,410	(5,578,999)	4,160,456
Accrued payroll and employees' welfare	131,971	18,200	296,065	(1,593,822)
Taxes payable	(1,036,483)	(142,938)	961,964	76,452
Net cash used in operating activities	(51,688,331)	(7,128,147)	(26,247,237)	(34,050,468)
Cash flows from investing activities:
Purchases of property and equipment	(940,673)	(129,725)	(692,206)	(522,416)
Proceeds from disposal of equipment	31,950	4,406	0	0
Repayments of loans to third parties	40,113,311	5,531,879	171,435,032	5,150,377
Payments made for loans to third parties	(103,146,761)	(14,224,589)	(171,071,510)	(51,638,458)
Payments for short-term investments	(290,051,964)	(39,999,995)	0	0
Redemption of short-term investments	108,769,464	14,999,995	0	0
Step acquisition of FGS, net of cash			0	471,843
Net cash used in investing activities	(245,224,673)	(33,818,029)	(328,684)	(46,538,654)
Cash flows from financing activities:
Proceeds from short-term bank loans	13,491,481	1,860,560	10,000,000	16,020,000
Repayments of short-term bank loans	(11,040,000)	(1,522,486)	(15,000,000)	(10,540,000)
Proceeds from short-term borrowings			0	3,660,000
Repayments of short-term borrowings			(530,000)	(3,360,000)
Proceeds from short-term borrowings-related parties	15,013,115	2,070,403	11,100,000	18,400,000
Repayments of short-term borrowings-related parties	(9,000,000)	(1,241,157)	(14,770,000)	(15,950,000)
Proceeds from long-term borrowings-related party			0	0
Repayments of long-term borrowings-related party	(1,499,667)	(206,813)	(892,701)	(816,952)
Proceeds from warrants issued with common stock	17,493,069	2,412,405	0	212,051,414
Proceeds from sale of ordinary shares, net of issuance costs	28,174,993	3,885,509	0	81,091,141
Proceeds from sale of prefunded warrants, net of issuance costs	3,750,282	517,188	93,321	30,276,569
Proceeds from stock issuance for warrants exercised			0	21,130,035
Proceeds from issuance of convertible notes			0	42,014,616
Capital contribution by non-controlling shareholders	0	0	0	50,000
Net cash provided by (used in) financing activities	56,383,273	7,775,609	(9,999,380)	394,026,823
Effect of exchange rate fluctuation on cash and restricted cash	27,688,659	3,818,441	10,275,148	224,365
Net increase (decrease) in cash and restricted cash	(212,841,072)	(29,352,126)	(26,300,153)	313,662,066
Cash and restricted cash at beginning of year	317,698,417	43,812,615	343,998,570	30,336,504
Cash and restricted cash at end of year	104,857,345	14,460,489	317,698,417	343,998,570
Supplemental cash flow information
Cash paid during the year for interest	1,200,699	165,584	1,427,174	1,682,863
Cash paid during the year for taxes	18,339	2,529	10,214	(98,338)
Reconciliation of cash and restricted cash, beginning of year
Cash	316,974,857	43,712,832	343,998,570	30,336,504
Restricted cash	723,560	99,783	0	0
Cash and restricted cash at beginning of year	317,698,417	43,812,615	343,998,570	30,336,504
Cash	104,125,800	14,359,604	316,974,857	343,998,570
Restricted cash	731,545	100,885	723,560	0
Cash and restricted cash at end of year	104,857,345	14,460,489	317,698,417	343,998,570
Non-cash investing and financing activities
Issuance of common stock in exchange of shares of FGS, net of issuance costs			0	1,689,807
Cancellation of common stock issued prior years in exchange of shares of FGS , net of issuance costs			0	(1,689,807)
Issuance of common stock in exchange of shares of Starry, net of issuance costs			0	27,675,450
Cancellation of shares issued to Starry Lab			(27,675,450)	0
Conversion of convertible notes to 9,225,338 shares of ordinary shares			0	42,435,669
Right-of-use assets obtained in exchange for operating lease obligations	75,182	10,368	937,672	7,242,819
Reduction of right-of-use assets and operating lease obligations due to early termination of lease agreement	62,357	8,599	0	0
Inventories transferred to and used as fixed assets	¥ (65,456)	$ (9,027)	0	302,795
Receivable for disposal of property and equipment			3,000	0
Capital contribution receivable due from non-controlling Interest			0	50,000,000
Other payable due to non-controlling interest converted into capital contribution			¥ 1,130,000	¥ 0